Benefit Plans	12 Months Ended
Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Benefit Plans

13. Benefit Plans

The Company makes contributions to private defined contribution pension plans on behalf of its employees. The Company matches its employee contributions up to five percent of each employee’s annual salary based on the jurisdiction the employees are located. The Company paid $0.6 million, $0.2 million, and $31,000 in matching contributions for the years ended December 31, 2018, 2017 and 2016, respectively.